Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of operating segments [line items]
Net interest income	$ 3,788	$ 3,801	$ 3,281	$ 7,589	$ 6,530
Non-interest income	3,234	3,480	2,883	6,714	5,855
Total revenue	7,022	7,281	6,164	14,303	12,385
Provision for credit losses	605	573	514	1,178	1,099
Amortization and impairment	281	286	288	567	564
Other non-interest expenses	3,538	3,592	3,213	7,130	6,402
Income (loss) before income taxes	2,598	2,830	2,149	5,428	4,320
Income taxes	591	659	400	1,250	843
Net income (loss)	2,007	2,171	1,749	4,178	3,477
Non-controlling interests	9	8	10	17	22
Equity shareholders	1,998	2,163	1,739	4,161	3,455
Average assets	1,096,006	1,098,807	990,022	1,097,429	986,129
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	2,272	2,326	2,065	4,598	4,170
Non-interest income	587	597	581	1,184	1,155
Total revenue	2,859	2,923	2,646	5,782	5,325
Provision for credit losses	389	428	274	817	611
Amortization and impairment	57	58	58	115	116
Other non-interest expenses	1,421	1,402	1,347	2,823	2,655
Income (loss) before income taxes	992	1,035	967	2,027	1,943
Income taxes	258	270	261	528	523
Net income (loss)	734	765	706	1,499	1,420
Equity shareholders	734	765	706	1,499	1,420
Average assets	337,350	338,184	332,058	337,774	332,350
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	707	718	483	1,425	971
Non-interest income	933	985	973	1,918	1,922
Total revenue	1,640	1,703	1,456	3,343	2,893
Provision for credit losses	54	39	37	93	57
Amortization and impairment		1	1	1	1
Other non-interest expenses	833	852	749	1,685	1,449
Income (loss) before income taxes	753	811	669	1,564	1,386
Income taxes	204	220	181	424	375
Net income (loss)	549	591	488	1,140	1,011
Equity shareholders	549	591	488	1,140	1,011
Average assets	102,709	100,474	94,554	101,573	93,935
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	536	562	458	1,098	923
Non-interest income	233	285	211	518	433
Total revenue	769	847	669	1,616	1,356
Provision for credit losses	123	68	186	191	430
Amortization and impairment	25	23	25	48	48
Other non-interest expenses	416	447	375	863	835
Income (loss) before income taxes	205	309	83	514	43
Income taxes	32	53	(9)	85	(41)
Net income (loss)	173	256	92	429	84
Equity shareholders	173	256	92	429	84
Average assets	65,820	65,791	60,417	65,805	59,778
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	171	70	213	241	354
Non-interest income	1,374	1,504	1,030	2,878	2,199
Total revenue	1,545	1,574	1,243	3,119	2,553
Provision for credit losses	34	21	12	55	12
Amortization and impairment		1	2	1	4
Other non-interest expenses	719	704	584	1,423	1,172
Income (loss) before income taxes	792	848	645	1,640	1,365
Income taxes	226	229	173	455	371
Net income (loss)	566	619	472	1,185	994
Equity shareholders	566	619	472	1,185	994
Average assets	370,517	375,453	304,648	373,026	303,325
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	102	125	62	227	112
Non-interest income	107	109	88	216	146
Total revenue	209	234	150	443	258
Provision for credit losses	5	17	5	22	(11)
Amortization and impairment	199	203	202	402	395
Other non-interest expenses	149	187	158	336	291
Income (loss) before income taxes	(144)	(173)	(215)	(317)	(417)
Income taxes	(129)	(113)	(206)	(242)	(385)
Net income (loss)	(15)	(60)	(9)	(75)	(32)
Non-controlling interests	9	8	10	17	22
Equity shareholders	(24)	(68)	(19)	(92)	(54)
Average assets	$ 219,610	$ 218,905	$ 198,345	$ 219,251	$ 196,741